Note Payable and Interest Payable (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 24, 2022	Nov. 18, 2021	Jun. 18, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Promissory note					$ 60,000		$ 60,000	$ 0
Interest Payable					58,000		51,000	24,000
Incurred interest expense					27,700	$ 22,700	64,000	64,000
Promissory Note [Member]
Borrowed amount				$ 270,000
Interest rate				7.00%
Promissory note					270,000		270,000	51,152,134
Interest Payable					42,500		37,800	37,800
Incurred interest expense					4,725	4,725	18,900	18,900
Promissory Note One [Member]
Borrowed amount			$ 60,000
Interest rate			7.00%
Promissory note					60,000		60,000	60,000
Interest Payable					9,450		8,400	8,400
Incurred interest expense					1,050	1,050	4,200	4,200
Promissory Note Two [Member]
Borrowed amount		$ 42,000
Interest rate		7.00%
Promissory note					42,000		42,000	42,000
Interest Payable					4,900		4,200	4,200
Incurred interest expense					735	735	2,900	2,500
Promissory Note Three [Member]
Borrowed amount	$ 6,000
Interest rate	7.00%
Promissory note					6,000		6,000	6,000
Interest Payable					700		600	600
Incurred interest expense					$ 100	$ 100	$ 16,544	$ 200